DEBT (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015
Contractual obligations under Credit Facility	$ 139,978	$ 169,158
Debt discount and issuance costs, net	(1,250)	(81,094)	$ 0
Net carrying value of Credit Facility	80,156	88,064		$ 14,814
Less current maturities	(11,750)	(24,750)		(14,814)
Long-term debt, net of current maturities	68,406	63,314		0
Credit Facility, net of discount
Debt discount and issuance costs, net		(200)
Net carrying value of Credit Facility		88,064		0
Line of credit
Contractual obligations under Credit Facility	$ 139,978	169,158
Net carrying value of Credit Facility		0		14,700
Note payable, interest at 9.0%
Net carrying value of Credit Facility		$ 0		$ 114